Net income (loss) per common share - Basic and diluted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Basic net income (loss) per common share (in usd per share)	$ (2.06)	$ 1.15
Diluted net income (loss) per common share (in usd per share)	$ (2.06)	$ 1.01